Capital Stock (Details) - USD ($)							12 Months Ended
	Nov. 25, 2024	Nov. 22, 2024	Aug. 23, 2024	Jun. 01, 2023	May 22, 2023	Mar. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2025	Feb. 26, 2025	Dec. 05, 2024	Jun. 02, 2023	May 21, 2023	Dec. 31, 2021
Capital Stock [Line Items]
Authorized capital							50,000
Outstanding capital							26,130,000	24,201,000	9,212,000						9,212,000
Ordinary shares par value (in Dollars per share)							$ 0.0001
Additional capital issuing (in Dollars)									$ 33,000
Subscription price per share (in Dollars per share)								$ 5.644321	$ 9.017255
Total alteration amount (in Dollars)									$ 299,814				$ 80,069	$ 221,134
Subscription shares								14,000
Preferred shares converted to ordinary shares (in Dollars)					$ 26,911,070
Share issued								14,889
Promissory notes		10.00%
Convertible note divided (in Dollars per share)		$ 3.5
Convertible note divided shares		240,397
Outstanding principal amount (in Dollars)		$ 5,000,000
Finance costs (in Dollars)		7,734,993					$ 8,167,872	$ 298,958	$ 137,029
Tumim ELOC SPA [Member]
Capital Stock [Line Items]
Equity line of credit (in Dollars)	$ 30,000,000
Weighted average price (in Dollars per share)	$ 0.97
Beneficial ownership, percentage	4.99%
Commitment share value (in Dollars)	$ 450,000
Commitment Shares											119,048
Ordinary shares [Member]
Capital Stock [Line Items]
Capital surplus amounted (in Dollars)							$ 2,613
SC [Member]
Capital Stock [Line Items]
Share issued								37,000
MG [Member]
Capital Stock [Line Items]
Share issued								10,036,000
POLYDICE [Member]
Capital Stock [Line Items]
Share issued								238,000
Beneficial ownership, percentage						49.44%
AD2 [Member]
Capital Stock [Line Items]
Share issued								593,000
Beneficial ownership, percentage				49.00%
Blue Ocean [Member]
Capital Stock [Line Items]
Share issued							1,894,000
Aggregate principal amount (in Dollars)		$ 4,355,000
Blue Ocean [Member] | Sponsor Lock [Member]
Capital Stock [Line Items]
Share issued							2,726,000
Blue Ocean [Member] | Public [Member]
Capital Stock [Line Items]
Share issued							64,000
Blue Ocean [Member] | Sponsor [Member]
Capital Stock [Line Items]
Share issued							2,726,000
Green Quest [Member]
Capital Stock [Line Items]
Beneficial ownership, percentage			100.00%
Green Quest [Member] | Major ordinary share transactions [Member]
Capital Stock [Line Items]
Share issued										558,677
Ordinary shares [Member]
Capital Stock [Line Items]
Ordinary shares par value (in Dollars per share)							$ 0.0001
Ordinary shares [Member] | Public [Member]
Capital Stock [Line Items]
Share issued							2,790,000
Sponsor PIPE [Member]
Capital Stock [Line Items]
Capital surplus amounted (in Dollars)							$ 12,089,847
Share issued												1,454,605
Support Agreement [Member] | Blue Ocean [Member]
Capital Stock [Line Items]
Share issued							64,000
Private placement [Member]
Capital Stock [Line Items]
Additional capital issuing (in Dollars)								$ 25,000
Subscription price per share (in Dollars per share)								$ 9.017309